COMPANY INFORMATION (Details)	Mar. 04, 2022	May 11, 2022	Jan. 12, 2018
Argo Innovation Facilities (US) Inc.
COMPANY INFORMATION
Proportion of ownership interest in subsidiary	100.00%
Argo innovation Labs Inc.
COMPANY INFORMATION
Percentage of equity interests acquired			100.00%
DPN LLC Inc
COMPANY INFORMATION
Percentage of equity interests acquired	100.00%
9377 2556 and 9366 5230 Quebec Inc
COMPANY INFORMATION
Percentage of equity interests acquired		100.00%